Floating Rate Capital Debt - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Jan. 31, 1997 NTC Capital I Subordinated Debentures Due January 15th 2027	Dec. 31, 2011 NTC Capital I Subordinated Debentures Due January 15th 2027	Jan. 31, 1997 NTC Capital I Subordinated Debentures Due January 15th 2027 Basis points above three-month London Interbank Offered Rate (LIBOR)	Jan. 31, 1997 NTC Capital I Subordinated Debentures Due January 15th 2027 Interest rate equal to three-month LIBOR	Apr. 30, 1997 NTC Capital II Subordinated Debentures Due April 15th 2027	Dec. 31, 2011 NTC Capital II Subordinated Debentures Due April 15th 2027	Apr. 30, 1997 NTC Capital II Subordinated Debentures Due April 15th 2027 Basis points above three-month London Interbank Offered Rate (LIBOR)	Apr. 30, 1997 NTC Capital II Subordinated Debentures Due April 15th 2027 Interest rate equal to three-month LIBOR
Debt Instrument [Line Items]
Floating Rate Capital Securities, issued	$ 150				$ 120
Floating Rate Capital Securities, terms of issue	The Series A Securities were issued at a discount to yield 60.5 basis points above the three-month London Interbank Offered Rate (LIBOR) and are due January 15, 2027.				The Series B Securities were issued at a discount to yield 67.9 basis points above the three-month LIBOR and are due April 15, 2027.
Debt instrument, basis spread on variable rate			0.605%	0.52%			0.679%	0.59%
Floating Rate Capital Securities, due date	Jan. 15, 2027				Apr. 15, 2027
Phased out period for tier 1 regulatory capital treatment of securities		3 years				3 years
Start date of phased out period for tier 1 regulatory capital treatment of securities		2013-01-01				2013-01-01
Liquidation amount per Security	$ 1,000				$ 1,000
Interest rate on the securities	Three-month LIBOR plus .52%				Three-month LIBOR plus .59%
Maximum consecutive periods on the deferred payment of interest	20Q				20Q